Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Related party license revenues	$ 3,346,374	$ 2,600,000	$ 2,600,000
Service revenues	541,182	63,328
Product revenues	1,170,679	1,154,838	69,450
Total revenues	5,058,235	3,818,166	2,669,450
Costs and operating expenses:
Cost of product revenues	555,703	656,414	16,314
Research and development:
Research and development costs	2,484,503	4,251,476	5,681,031
Reversal of R&D obligation (see Note 10)	(882,537)
Selling, general, and administrative	6,029,844	4,831,814	4,698,786
Costs of withdrawn IPO			1,788,609
Total costs and operating expenses	8,187,513	9,739,704	12,184,740
Operating loss	(3,129,278)	(5,921,538)	(9,515,290)
Other income (expense):
Gain (loss) on change in fair value of derivative liability	(789)		1,227,500
Other income, net	3,586	104,850	413,623
Interest income	14,152	3,481	10,403
Interest expense	(2,594,807)	(2,498,204)	(1,590,471)
Net loss	$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.14)	$ (0.52)	$ (1.40)
Weighted average shares outstanding:
Basic and diluted (in Shares)	40,374,048	15,961,371	6,773,714